Consolidated Statements of Operations - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Revenues	$ 6,130,886	$ 2,227,559
Total Cost of Goods Sold	2,386,322	1,661,742
Gross Profit	3,744,564	565,817
Operating expenses:
Research and development (note 9)	3,462,558	3,446,285
General and administrative	13,559,009	9,957,380
Depreciation and amortization	429,139	323,407
Impairment on revenue earning devices		584,177
Operating lease cost and rent	240,731	260,406
Gain loss on disposal of fixed assets		(16,426)
Total operating expenses	17,691,437	14,555,229
Loss from operations	(13,946,873)	(13,989,412)
Other income (expense), net:
Interest expense	(5,456,981)	(6,758,044)
Gain on settlement of debt	468,262	38,740
Total other income (expense), net	(4,988,719)	(6,719,304)
Net Loss	$ (18,935,592)	$ (20,708,716)
Net loss per share - basic	$ (0.00)	$ (0.00)
Net loss per share - diluted	$ (0.00)	$ (0.00)
Weighted average common share outstanding - basic	11,647,673,315	7,080,914,317
Weighted average common share outstanding - diluted	11,647,673,315	7,080,914,317
Cost Of Goods Sold [Member]
Total Cost of Goods Sold	$ 1,334,824	$ 1,131,102
Depreciation And Amortization [Member]
Total Cost of Goods Sold	$ 1,051,498	$ 530,640